Revenue and Contract Balances (Details) - Schedule of changes in deferred revenue - Leafly Holdings, Inc.[Member] - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Principal Transaction Revenue [Line Items]
Balance, beginning of period	$ 1,585	$ 2,086	$ 2,131
Add: net increase in current period contract liabilities	1,922	1,585	2,086
Less: revenue recognized from beginning balance	$ (1,428)	(2,086)	(2,131)
Balance, end of period		$ 1,585	$ 2,086